Leases (Details) - Schedule of supplemental information and non-cash activities related to operating and finance lease $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$ 1,532
Operating cash flows from finance leases	351
Financing cash flows from finance leases	936
Total	2,819
Lease liabilities arising from new right-of-use assets
Operating leases	$ 9,991
Operating leases	6 years 9 months 18 days
Finance leases	5 years 2 months 12 days
Weighted average discount rate
Operating leases	15.50%
Finance leases	5.90%